INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Income Per Share

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) from continuing operations	81,753	94,942	(78,304)	(12,087)
Net income from discontinued operations	4,140	29,767	—	—
Net income (loss) attributable to ordinary shareholders used in calculating income per ordinary share—basic and diluted	85,893	124,709	(78,304)	(12,087)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	135,077,172	134,836,300	134,546,772	134,546,772
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	135,077,172	135,180,642	134,546,772	134,546,772
Income (loss) per share – basic
From continuing operations	0.61	0.70	(0.58)	(0.09)
From discontinued operations	0.03	0.22	—	—
	0.64	0.92	(0.58)	(0.09)
Income (loss) per share – diluted
From continuing operations	0.61	0.70	(0.58)	(0.09)
From discontinued operations	0.03	0.22	—	—
	0.64	0.92	(0.58)	(0.09)